Credit facilities (Details) - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Defined Benefit Plan Disclosure [Line Items]
Short term loans banks	$ 2,254,530	$ 1,859,610
Bank Of China [Member]
Defined Benefit Plan Disclosure [Line Items]
Interest rate	3.10%	3.45%
Short term loans banks	$ 702,345	$ 427,497
Bank Of China 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Interest rate	3.10%
Short term loans banks	$ 421,408
Bankof Chengdu [Member]
Defined Benefit Plan Disclosure [Line Items]
Interest rate	3.60%	4.00%
Short term loans banks	$ 153,111	$ 155,324
Bankof Chengdu 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Interest rate	3.60%	4.00%
Short term loans banks	$ 421,408	$ 427,497
Industrialand Commercial Bankof China [Member]
Defined Benefit Plan Disclosure [Line Items]
Interest rate	3.10%	3.45%
Short term loans banks	$ 486,023	$ 564,294
Industrialand Commercial Bankof China 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Interest rate	3.10%
Short term loans banks	$ 70,235
Rural Commercial Bankof China 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Interest rate		4.00%
Short term loans banks		$ 284,998